Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 228	$ 434
Derivative assets, fair value	119	44
Derivative liability, fair value	33	106
Fair value on a recurring basis | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	119	37
Derivative liability, fair value	24	106
Fair value on a recurring basis | Interest rate contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0	7
Derivative liability, fair value	9	0
Fair value on a recurring basis | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	7
Fair value on a recurring basis | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	109	237
Fair value on a recurring basis | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	31
Fair value on a recurring basis | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	75	125
Fair value on a recurring basis | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	30	34
Fair value on a recurring basis | Level 1 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0	0
Derivative liability, fair value	0	0
Fair value on a recurring basis | Level 1 | Interest rate contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0	0
Derivative liability, fair value	0	0
Fair value on a recurring basis | Level 1 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 1 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	75	125
Fair value on a recurring basis | Level 1 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	119	37
Derivative liability, fair value	24	106
Fair value on a recurring basis | Level 2 | Interest rate contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0	7
Derivative liability, fair value	9	0
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	7
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	109	237
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	31
Fair value on a recurring basis | Level 2 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 2 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0
Derivative liability, fair value	0	0
Fair value on a recurring basis | Level 3 | Interest rate contracts
Assets and Liabilities Measured on Recurring Basis
Derivative assets, fair value	0
Derivative liability, fair value	0	0
Fair value on a recurring basis | Level 3 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	0	0
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 30	$ 34